Business Combination (Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition) (Detail) - JPY (¥) ¥ in Millions	Jan. 31, 2018	Jan. 10, 2018	Oct. 02, 2017	Aug. 07, 2017	Aug. 01, 2017	Dec. 06, 2016	May 02, 2016	Nov. 03, 2015	Oct. 19, 2015	Sep. 04, 2015
Annodata Limited and Annodata Communication Systems Limited
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						¥ 4,944
Annodata Limited and Annodata Communication Systems Limited | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						3,529
Annodata Limited and Annodata Communication Systems Limited | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						1,163
Annodata Limited and Annodata Communication Systems Limited | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						¥ 252
Nihon Inter Electronics Corporation
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets									¥ 2,617	¥ 1,760
Nihon Inter Electronics Corporation | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets									1,411	887
Nihon Inter Electronics Corporation | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets									748	465
Nihon Inter Electronics Corporation | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets									¥ 458	20
Nihon Inter Electronics Corporation | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets										¥ 388
Kyocera Senco Industrial Tools Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				¥ 8,743
Kyocera Senco Industrial Tools Inc [Member] | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				7,451
Kyocera Senco Industrial Tools Inc [Member] | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				¥ 1,292
TT Electronics PLC
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 2,049
TT Electronics PLC | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			698
TT Electronics PLC | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			178
TT Electronics PLC | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 1,173
Databank IMX LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					¥ 4,094
Databank IMX LLC | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					2,962
Databank IMX LLC | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					693
Databank IMX LLC | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					¥ 439
Kyocera Industrial Tools Corporation
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 1,524
Kyocera Industrial Tools Corporation | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		403
Kyocera Industrial Tools Corporation | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 1,121
Ethertronics Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 7,050
Ethertronics Inc | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	4,265
Ethertronics Inc | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	849
Ethertronics Inc | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	282
Ethertronics Inc | Non Patent Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 1,654
SGS Tool Company
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets							¥ 1,432
SGS Tool Company | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets							1,160
SGS Tool Company | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets							213
SGS Tool Company | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets							¥ 59
Ceyoniq Technology GmbH
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets								¥ 1,113
Ceyoniq Technology GmbH | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets								480
Ceyoniq Technology GmbH | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets								155
Ceyoniq Technology GmbH | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets								¥ 478